American Century Investments®
Quarterly Portfolio Holdings
Disciplined Core Equity Fund
March 31, 2026

Disciplined Core Equity Fund - Schedule of Investments
MARCH 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.2%
Lockheed Martin Corp.	34,405	20,794,038
Air Freight and Logistics — 1.6%
CH Robinson Worldwide, Inc.	26,372	4,379,598
Expeditors International of Washington, Inc.	5,497	787,335
FedEx Corp.	24,280	8,648,051
United Parcel Service, Inc., Class B	128,861	12,677,345
		26,492,329
Automobile Components — 0.5%
Aptiv PLC(1)	23,314	1,618,924
BorgWarner, Inc.	54,040	2,932,211
Garrett Motion, Inc.	64,654	1,174,763
Gentex Corp.	103,658	2,264,927
		7,990,825
Automobiles — 0.7%
Tesla, Inc.(1)	33,220	12,349,535
Banks — 6.6%
Bank of America Corp.	583,602	28,450,598
Citigroup, Inc.	217,340	24,648,529
JPMorgan Chase & Co.	94,930	27,924,609
Truist Financial Corp.	301,791	13,873,332
U.S. Bancorp	341,906	17,782,531
		112,679,599
Beverages — 0.0%
Monster Beverage Corp.(1)	8,183	592,940
Biotechnology — 5.0%
AbbVie, Inc.	133,779	29,095,595
Amgen, Inc.	47,422	16,685,431
BioMarin Pharmaceutical, Inc.(1)	36,262	2,048,440
Gilead Sciences, Inc.	155,870	21,723,602
Incyte Corp.(1)	36,032	3,391,332
Natera, Inc.(1)	12,680	2,535,873
Neurocrine Biosciences, Inc.(1)	41,505	5,467,869
Regeneron Pharmaceuticals, Inc.	479	370,094
United Therapeutics Corp.(1)	5,863	3,476,642
Vertex Pharmaceuticals, Inc.(1)	1,269	566,659
		85,361,537
Broadline Retail — 4.5%
Amazon.com, Inc.(1)	318,314	66,295,257
Dillard's, Inc., Class A	1,181	675,662
eBay, Inc.	115,428	10,506,256
		77,477,175
Building Products — 0.3%
Griffon Corp.	35,637	2,590,097
Masco Corp.	47,687	2,878,864
		5,468,961
Capital Markets — 1.2%
Cboe Global Markets, Inc.	10,370	2,914,696
Evercore, Inc., Class A	8,372	2,499,126
Interactive Brokers Group, Inc., Class A	59,617	3,998,512

MSCI, Inc.	13,417	7,231,897
Piper Sandler Cos.	9,392	718,958
StoneX Group, Inc.(1)	36,871	2,973,646
		20,336,835
Chemicals — 0.9%
Corteva, Inc.	120,754	10,108,317
Ingevity Corp.(1)	12,422	884,819
NewMarket Corp.	3,940	2,525,343
Scotts Miracle-Gro Co.	22,017	1,338,854
		14,857,333
Commercial Services and Supplies — 0.2%
Rollins, Inc.	32,039	1,711,203
Veralto Corp.	23,797	2,104,131
		3,815,334
Communications Equipment — 2.0%
Ciena Corp.(1)	9,952	3,863,665
Cisco Systems, Inc.	335,009	25,993,348
F5, Inc.(1)	14,773	4,274,272
		34,131,285
Construction and Engineering — 0.8%
EMCOR Group, Inc.	10,616	7,837,899
Primoris Services Corp.	25,437	3,638,509
Valmont Industries, Inc.	6,011	2,401,815
		13,878,223
Consumer Finance — 0.4%
Enova International, Inc.(1)	31,258	4,245,774
Synchrony Financial	27,143	1,846,267
		6,092,041
Consumer Staples Distribution & Retail — 4.5%
Casey's General Stores, Inc.	3,269	2,379,374
Costco Wholesale Corp.	28,051	27,950,858
Dollar General Corp.	47,547	5,645,255
Dollar Tree, Inc.(1)	40,097	4,391,023
Kroger Co.	53,404	3,864,314
Maplebear, Inc.(1)	89,148	3,339,484
Sysco Corp.	128,615	9,174,108
U.S. Foods Holding Corp.(1)	9,697	894,160
Walmart, Inc.	156,581	19,459,887
		77,098,463
Containers and Packaging — 0.1%
Crown Holdings, Inc.	11,581	1,160,995
Electrical Equipment — 0.4%
Acuity, Inc.	10,755	3,013,766
Rockwell Automation, Inc.	4,307	1,545,696
Vertiv Holdings Co., Class A	11,539	2,891,443
		7,450,905
Electronic Equipment, Instruments and Components — 1.3%
Jabil, Inc.	8,565	2,275,121
Keysight Technologies, Inc.(1)	28,115	7,938,833
TE Connectivity PLC	60,518	12,649,472
		22,863,426
Energy Equipment and Services — 1.4%
Halliburton Co.	190,962	7,445,608
SLB Ltd.	160,467	8,246,399
TechnipFMC PLC	58,711	4,058,692

Weatherford International PLC	47,331	4,476,566
		24,227,265
Entertainment — 0.4%
Netflix, Inc.(1)	50,357	4,841,825
Spotify Technology SA(1)	5,691	2,759,623
		7,601,448
Financial Services — 2.7%
Block, Inc.(1)	46,430	2,794,157
Mastercard, Inc., Class A	47,045	23,506,505
PayPal Holdings, Inc.	151,046	6,831,811
Toast, Inc., Class A(1)	70,993	1,882,024
Visa, Inc., Class A	39,175	11,840,252
		46,854,749
Food Products — 0.6%
Archer-Daniels-Midland Co.	109,037	7,925,900
Hershey Co.	8,508	1,768,728
		9,694,628
Ground Transportation — 0.6%
Uber Technologies, Inc.(1)	143,080	10,291,744
Health Care Equipment and Supplies — 0.3%
Dexcom, Inc.(1)	80,740	5,070,472
ResMed, Inc.	524	117,627
		5,188,099
Health Care Providers and Services — 3.2%
Cardinal Health, Inc.	55,533	11,734,678
Centene Corp.(1)	48,294	1,581,146
HCA Healthcare, Inc.	34,305	16,234,498
Labcorp Holdings, Inc.	9,067	2,419,166
McKesson Corp.	23,404	20,252,886
Tenet Healthcare Corp.(1)	11,571	2,183,563
		54,405,937
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	22,370	3,929,514
Hotels, Restaurants and Leisure — 3.5%
Airbnb, Inc., Class A(1)	85,272	10,768,148
Booking Holdings, Inc.	5,635	23,725,153
Brinker International, Inc.(1)	10,646	1,519,929
DoorDash, Inc., Class A(1)	34,841	5,231,376
DraftKings, Inc., Class A(1)	53,917	1,165,686
Expedia Group, Inc.	29,175	6,736,216
Yum! Brands, Inc.	68,287	10,617,263
		59,763,771
Household Durables — 0.1%
DR Horton, Inc.	16,110	2,210,614
Household Products — 0.9%
Colgate-Palmolive Co.	179,821	15,326,144
Procter & Gamble Co.	2,807	405,443
		15,731,587
Insurance — 1.1%
Progressive Corp.	91,390	18,117,154
Interactive Media and Services — 7.3%
Alphabet, Inc., Class A	89,076	25,614,695
Alphabet, Inc., Class C	176,384	50,597,514
Cargurus, Inc.(1)	60,565	2,062,238
Match Group, Inc.	74,148	2,277,085

Meta Platforms, Inc., Class A	73,982	42,327,322
Pinterest, Inc., Class A(1)	41,242	756,378
Reddit, Inc., Class A(1)	1,308	176,122
		123,811,354
IT Services — 1.9%
Accenture PLC, Class A	98,110	19,454,232
Cognizant Technology Solutions Corp., Class A	105,151	6,451,014
International Business Machines Corp.	9,709	2,353,365
VeriSign, Inc.	17,604	4,372,129
		32,630,740
Leisure Products — 0.2%
Hasbro, Inc.	29,959	2,804,162
Machinery — 1.3%
Cummins, Inc.	24,816	13,351,504
Otis Worldwide Corp.	77,773	5,994,743
Toro Co.	34,947	3,265,448
		22,611,695
Media — 0.2%
Fox Corp., Class A	54,182	3,164,229
Metals and Mining — 0.7%
Newmont Corp.	105,204	11,388,333
Southern Copper Corp.	236	40,606
		11,428,939
Oil, Gas and Consumable Fuels — 1.2%
Expand Energy Corp.	61,777	6,781,879
Gulfport Energy Corp.(1)	11,750	2,485,948
Occidental Petroleum Corp.	158,973	10,333,245
		19,601,072
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	74,784	1,203,275
Estee Lauder Cos., Inc., Class A	15,885	1,140,066
		2,343,341
Pharmaceuticals — 3.6%
Amneal Pharmaceuticals, Inc.(1)	73,795	917,272
Bristol-Myers Squibb Co.	28,973	1,757,213
Eli Lilly & Co.	3,768	3,465,693
Jazz Pharmaceuticals PLC(1)	20,678	3,909,176
Johnson & Johnson	87,575	21,406,833
Merck & Co., Inc.	236,630	28,464,223
Zoetis, Inc.	10,883	1,286,479
		61,206,889
Professional Services — 0.5%
Broadridge Financial Solutions, Inc.	28,413	4,616,544
Leidos Holdings, Inc.	26,978	4,195,619
		8,812,163
Semiconductors and Semiconductor Equipment — 14.6%
Advanced Micro Devices, Inc.(1)	48,455	9,857,200
Applied Materials, Inc.	18,282	6,248,605
Broadcom, Inc.	121,087	37,477,637
Cirrus Logic, Inc.(1)	19,250	2,783,935
Lam Research Corp.	107,503	22,969,091
Micron Technology, Inc.	17,509	5,915,240
NVIDIA Corp.	740,982	129,227,261
NXP Semiconductors NV	55,531	10,931,833
ON Semiconductor Corp.(1)	88,341	5,470,075

QUALCOMM, Inc.	145,647	18,756,421
		249,637,298
Software — 10.1%
Adobe, Inc.(1)	69,265	16,836,936
AppLovin Corp., Class A(1)	11,919	4,743,762
Atlassian Corp., Class A(1)	28,223	1,926,220
Autodesk, Inc.(1)	46,288	11,081,347
Cadence Design Systems, Inc.(1)	3,017	838,334
Datadog, Inc., Class A(1)	2,444	288,514
Docusign, Inc.(1)	60,715	2,878,498
Fortinet, Inc.(1)	9,663	789,660
HubSpot, Inc.(1)	2,328	568,265
Intuit, Inc.	53,669	23,205,402
Microsoft Corp.	154,365	57,141,292
Palantir Technologies, Inc., Class A(1)	47,280	6,916,118
RingCentral, Inc., Class A	136,857	5,089,712
Salesforce, Inc.	127,030	23,712,690
ServiceNow, Inc.(1)	63,570	6,646,244
Workday, Inc., Class A(1)	57,124	7,421,550
Zoom Communications, Inc., Class A(1)	30,714	2,469,099
		172,553,643
Specialty Retail — 2.3%
Bath & Body Works, Inc.	78,008	1,456,409
Home Depot, Inc.	39,864	13,110,871
Lowe's Cos., Inc.	92,997	21,973,331
TJX Cos., Inc.	4,664	744,841
Ulta Beauty, Inc.(1)	2,962	1,548,267
		38,833,719
Technology Hardware, Storage and Peripherals — 7.6%
Apple, Inc.	484,203	122,885,880
Everpure, Inc., Class A(1)	38,330	2,263,003
Sandisk Corp.(1)	8,251	5,242,190
		130,391,073
Textiles, Apparel and Luxury Goods — 0.6%
Lululemon Athletica, Inc.(1)	14,165	2,168,662
Tapestry, Inc.	56,401	7,958,745
		10,127,407
Trading Companies and Distributors — 0.1%
Ferguson Enterprises, Inc.	3,629	846,501
TOTAL COMMON STOCKS (Cost $1,146,808,426)		1,699,712,514
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	33,477	33,477
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 4/30/28, valued at $8,863,887), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $8,690,883)		8,690,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,723,477)		8,723,477
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,155,531,903)		1,708,435,991
OTHER ASSETS AND LIABILITIES — 0.0%		(205,865)
TOTAL NET ASSETS — 100.0%		$1,708,230,126

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,699,712,514	—	—
Short-Term Investments	33,477	$8,690,000	—
	$1,699,745,991	$8,690,000	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.